SEGMENTS (Tables)	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Results of Operations by Reportable Segment

The following table presents the Company’s results of operations by reportable segment for the six months ended June 30, 2020 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$94.0	$83.3	$—	$177.3
Parts sales	27.0	29.8	—	56.8
Service revenue	38.4	20.2	—	58.6
Rental revenue	22.0	29.2	—	51.2
Rental equipment sales	8.3	20.4	—	28.7

Total revenue	$189.7	$182.9	$—	$372.6
Interest expense	2.9	5.1	3.6	11.6
Depreciation and amortization	10.6	20.0	—	30.6
Net income (loss)	$5.1	$(6.2)	$(20.0)	$(21.1)

The following table presents the Company’s results of operations by reportable segment for the three months ended June 30, 2020 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$51.7	$43.4	$—	$95.1
Parts sales	12.0	16.1	—	28.1
Service revenue	17.8	10.6	—	28.4
Rental revenue	10.5	15.5	—	26.0
Rental equipment sales	3.1	11.4	—	14.5

Total revenue	$95.1	$97.0	$—	$192.1
Interest expense	1.4	2.7	1.6	5.7
Depreciation and amortization	5.4	11.3	—	16.7
Net income (loss)	$3.6	$(3.8)	(3.9)	$(4.1)

The following table presents the Company’s results of operations by reportable segment for the six months ended June 30, 2019 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$56.8	$49.2	$—	$106.0
Parts sales	21.4	15.7	—	37.1
Service revenue	28.2	11.7	—	39.9
Rental revenue	14.9	24.2	—	39.1
Rental equipment sales	1.8	14.3	—	16.1

Total revenue	$123.1	$115.1	$—	$238.2
Interest expense	2.0	3.9	3.6	9.5
Depreciation and amortization	6.7	13.8	—	20.5
Net income (loss)	$3.1	$(0.9)	$(4.4)	$(2.2)

The following table presents the Company’s results of operations by reportable segment for the three months ended June 30, 2019 (amounts in millions):

	Industrial Equipment	Construction Equipment	Corporate	Total
New and used equipment sales	$35.3	$25.9	$—	$61.2
Parts sales	12.4	8.2	—	20.6
Service revenue	16.4	6.3	—	22.7
Rental revenue	9.0	13.1	—	22.1
Rental equipment sales	1.8	7.5	—	9.3

Total revenue	$74.9	$61.0	$—	$135.9
Interest expense	1.1	1.9	2.0	5.0
Depreciation and amortization	4.0	7.4	—	11.4
Net income (loss)	$2.4	$0.4	(2.4)	$0.4

Summary of Identified Assets by Reportable Segment

The following table presents the Company’s identified assets by reportable segment for the period ending June 30, 2020 and December 31, 2019 (amounts in millions):

	June 30, 2020	December 31, 2019
Segment assets:
Industrial equipment	$236.8	$207.5
Construction equipment	414.8	246.0
Corporate	12.7	0.7

Total assets	$664.3	$454.2